Derivatives and Hedging Activities (Contract Amounts of Foreign Exchange Contracts) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
To sell foreign currencies
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Contract amounts of foreign exchange contracts	¥ 149,080	¥ 169,392
To buy foreign currencies
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Contract amounts of foreign exchange contracts	¥ 26,224	¥ 27,453